FINANCIAL INSTRUMENTS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	$ 3,118	$ 2,388
New leases	74	305
Modification		49
Contingent payment for a business combination	1,768	1,375
Changes in the fair value of contingent consideration	(1,037)
Cash flows	1,817	(938)
Currency revaluations	(121)	(61)
Balance as of ending	5,619	3,118
Long-term bank loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning		368
Cash flows		(364)
Currency revaluations		(4)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	1,743	2,020
New leases	74	305
Modification		49
Cash flows	(688)	(574)
Currency revaluations	(121)	(57)
Balance as of ending	1,008	1,743
Contingent consideration
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of beginning	1,375
Contingent payment for a business combination	1,768	1,375
Changes in the fair value of contingent consideration	(1,037)
Balance as of ending	2,106	$ 1,375
Short-term bank loan and credit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	2,505
Balance as of ending	$ 2,505